UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07225

T. Rowe Price U.S. Equity Research Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

U.S. Equity Research Fund

Investor Class (PRCOX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Investor Class	$24	0.45%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,642,590
Number of Portfolio Holdings	316

Portfolio Turnover Rate	18.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.7%
Financials	12.9
Health Care	12.2
Consumer Discretionary	10.2
Communication Services	9.1
Industrials & Business Services	7.3
Consumer Staples	5.6
Energy	3.7
Utilities	2.2
Other	4.1

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.4%
NVIDIA	7.0
Apple	6.8
Alphabet	4.3
Amazon.com	4.0
Meta Platforms	2.5
Eli Lilly	1.9
Broadcom	1.5
Tesla	1.2
JPMorgan Chase	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F108-053 8/24

U.S. Equity Research Fund

Investor Class (PRCOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

U.S. Equity Research Fund

Advisor Class (PACOX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Advisor Class	$45	0.83%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,642,590
Number of Portfolio Holdings	316

Portfolio Turnover Rate	18.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.7%
Financials	12.9
Health Care	12.2
Consumer Discretionary	10.2
Communication Services	9.1
Industrials & Business Services	7.3
Consumer Staples	5.6
Energy	3.7
Utilities	2.2
Other	4.1

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.4%
NVIDIA	7.0
Apple	6.8
Alphabet	4.3
Amazon.com	4.0
Meta Platforms	2.5
Eli Lilly	1.9
Broadcom	1.5
Tesla	1.2
JPMorgan Chase	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F208-053 8/24

U.S. Equity Research Fund

Advisor Class (PACOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

U.S. Equity Research Fund

R Class (RRCOX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - R Class	$64	1.18%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,642,590
Number of Portfolio Holdings	316

Portfolio Turnover Rate	18.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.7%
Financials	12.9
Health Care	12.2
Consumer Discretionary	10.2
Communication Services	9.1
Industrials & Business Services	7.3
Consumer Staples	5.6
Energy	3.7
Utilities	2.2
Other	4.1

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.4%
NVIDIA	7.0
Apple	6.8
Alphabet	4.3
Amazon.com	4.0
Meta Platforms	2.5
Eli Lilly	1.9
Broadcom	1.5
Tesla	1.2
JPMorgan Chase	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F408-053 8/24

U.S. Equity Research Fund

R Class (RRCOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

U.S. Equity Research Fund

I Class (PCCOX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - I Class	$18	0.34%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,642,590
Number of Portfolio Holdings	316

Portfolio Turnover Rate	18.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.7%
Financials	12.9
Health Care	12.2
Consumer Discretionary	10.2
Communication Services	9.1
Industrials & Business Services	7.3
Consumer Staples	5.6
Energy	3.7
Utilities	2.2
Other	4.1

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.4%
NVIDIA	7.0
Apple	6.8
Alphabet	4.3
Amazon.com	4.0
Meta Platforms	2.5
Eli Lilly	1.9
Broadcom	1.5
Tesla	1.2
JPMorgan Chase	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F358-053 8/24

U.S. Equity Research Fund

I Class (PCCOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

U.S. Equity Research Fund

Z Class (PCUZX)

This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,642,590
Number of Portfolio Holdings	316

Portfolio Turnover Rate	18.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.7%
Financials	12.9
Health Care	12.2
Consumer Discretionary	10.2
Communication Services	9.1
Industrials & Business Services	7.3
Consumer Staples	5.6
Energy	3.7
Utilities	2.2
Other	4.1

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.4%
NVIDIA	7.0
Apple	6.8
Alphabet	4.3
Amazon.com	4.0
Meta Platforms	2.5
Eli Lilly	1.9
Broadcom	1.5
Tesla	1.2
JPMorgan Chase	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1467-053 8/24

U.S. Equity Research Fund

Z Class (PCUZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCOX U.S. Equity Research
Fund –
.
PACOX U.S. Equity Research
Fund–
.
Advisor Class
RRCOX U.S. Equity Research
Fund–
.
R Class
PCCOX U.S. Equity Research
Fund–
.
I Class
PCUZX U.S. Equity Research
Fund–
.
Z Class

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 46.54 $ 36.28 $ 45.23 $ 36.67 $ 30.93 $ 23.58
Investment
activities
Net investment
income
(1)(2)
0.19 0.42 0.36 0.34 0.46 0.36
Net realized and
unrealized gain/
loss 7.75 10.38 (8.85) 9.90 5.66 7.29
Total from
investment
activities 7.94 10.80 (8.49) 10.24 6.12 7.65
Distributions
Net investment
income — (0.54) (0.32) (0.31) (0.32) (0.17)
Net realized gain — — (0.14) (1.37) (0.06) (0.13)
Total distributions — (0.54) (0.46) (1.68) (0.38) (0.30)
NET ASSET
VALUE
End of period $ 54.48 $ 46.54 $ 36.28 $ 45.23 $ 36.67 $ 30.93

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
17.06% 29.80% (18.80)% 27.98% 19.81% 32.46%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.45%
(4)
0.44% 0.45% 0.42% 0.45% 0.54%
Net expenses
after waivers/
payments by
Price Associates 0.45%
(4)
0.44% 0.45% 0.42% 0.45% 0.53%
Net investment
income 0.74%
(4)
1.02% 0.92% 0.80% 1.47% 1.28%
Portfolio turnover
rate 18.2% 47.0% 45.4% 27.5% 35.6% 32.3%
Net assets, end of
period (in millions) $5,788 $4,377 $3,155 $4,047 $2,210 $1,792
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 46.47 $ 36.24 $ 45.21 $ 36.69 $ 30.88 $ 23.54
Investment
activities
Net investment
income
(1)(2)
0.09 0.28 0.22 0.16 0.36 0.27
Net realized and
unrealized gain/
loss 7.74 10.36 (8.85) 9.87 5.64 7.27
Total from
investment
activities 7.83 10.64 (8.63) 10.03 6.00 7.54
Distributions
Net investment
income — (0.41) (0.20) (0.14) (0.13) (0.07)
Net realized gain — — (0.14) (1.37) (0.06) (0.13)
Total distributions — (0.41) (0.34) (1.51) (0.19) (0.20)
NET ASSET
VALUE
End of period $ 54.30 $ 46.47 $ 36.24 $ 45.21 $ 36.69 $ 30.88

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
16.85% 29.37% (19.11)% 27.39% 19.44% 32.04%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.83%
(4)
0.78% 0.82% 0.86% 0.77% 0.86%
Net expenses
after waivers/
payments by
Price Associates 0.83%
(4)
0.78% 0.82% 0.86% 0.77% 0.85%
Net investment
income 0.36%
(4)
0.68% 0.55% 0.37% 1.17% 0.96%
Portfolio turnover
rate 18.2% 47.0% 45.4% 27.5% 35.6% 32.3%
Net assets, end
of period (in
thousands) $61,674 $48,264 $36,895 $35,556 $16,053 $25,556
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 45.97 $ 35.90 $ 44.82 $ 36.42 $ 30.76 $ 23.45
Investment
activities
Net investment
income
(1)(2)
—
(3)
0.15 0.10 0.07 0.25 0.17
Net realized and
unrealized gain/
loss 7.65 10.26 (8.77) 9.80 5.61 7.27
Total from
investment
activities 7.65 10.41 (8.67) 9.87 5.86 7.44
Distributions
Net investment
income — (0.34) (0.11) (0.10) (0.14) —
Net realized gain — — (0.14) (1.37) (0.06) (0.13)
Total distributions — (0.34) (0.25) (1.47) (0.20) (0.13)
NET ASSET
VALUE
End of period $ 53.62 $ 45.97 $ 35.90 $ 44.82 $ 36.42 $ 30.76

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
16.64% 29.00% (19.35)% 27.15% 19.06% 31.73%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.18%
(5)
1.08% 1.12% 1.09% 1.09% 1.19%
Net expenses
after waivers/
payments by
Price Associates 1.18%
(5)
1.08% 1.12% 1.09% 1.09% 1.18%
Net investment
income 0.01%
(5)
0.38% 0.25% 0.17% 0.82% 0.63%
Portfolio turnover
rate 18.2% 47.0% 45.4% 27.5% 35.6% 32.3%
Net assets, end
of period (in
thousands) $131,489 $117,609 $81,938 $97,801 $13,750 $10,782
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 46.58 $ 36.30 $ 45.25 $ 36.68 $ 30.93 $ 23.58
Investment
activities
Net investment
income
(1)(2)
0.21 0.46 0.40 0.37 0.48 0.43
Net realized and
unrealized gain/
loss 7.77 10.39 (8.85) 9.91 5.68 7.24
Total from
investment
activities 7.98 10.85 (8.45) 10.28 6.16 7.67
Distributions
Net investment
income — (0.57) (0.36) (0.34) (0.35) (0.19)
Net realized gain — — (0.14) (1.37) (0.06) (0.13)
Total distributions — (0.57) (0.50) (1.71) (0.41) (0.32)
NET ASSET
VALUE
End of period $ 54.56 $ 46.58 $ 36.30 $ 45.25 $ 36.68 $ 30.93

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
17.13% 29.91% (18.72)% 28.09% 19.94% 32.55%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.34%
(4)
0.35% 0.35% 0.34% 0.35% 0.40%
Net expenses
after waivers/
payments by
Price Associates 0.34%
(4)
0.35% 0.35% 0.34% 0.35% 0.40%
Net investment
income 0.85%
(4)
1.11% 1.03% 0.88% 1.50% 1.47%
Portfolio turnover
rate 18.2% 47.0% 45.4% 27.5% 35.6% 32.3%
Net assets, end
of period (in
thousands) $5,661,252 $4,830,137 $4,161,650 $4,518,724 $3,649,570 $1,280,904
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
11/23/21
(1)
Through
12/31/21 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 46 .44 $ 36 .17 $ 45 .09 $ 46 .17
Investment activities
Net investment income
(2)(3)
0 .27 0 .58 0 .54 0 .06
Net realized and unrealized gain/loss 7 .79 10 .39 ( 8 .83 ) 0 .70
Total from investment activities 8 .06 10 .97 ( 8 .29 ) 0 .76
Distributions
Net investment income — ( 0 .70 ) ( 0 .49 ) ( 0 .47 )
Net realized gain — — ( 0 .14 ) ( 1 .37 )
Total distributions — ( 0 .70 ) ( 0 .63 ) ( 1 .84 )
NET ASSET VALUE
End of period $ 54 .50 $ 46 .44 $ 36 .17 $ 45 .09
Ratios/Supplemental Data
Total return
(3)(4)
17 .36% 30 .37% ( 18 .44 ) % 1 .70%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0 .33%
(5)
0 .34% 0 .34% 0 .33%
(5)
Net expenses after waivers/payments by
Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00%
(5)
Net investment income 1 .12%
(5)
1 .43% 1 .42% 1 .33%
(5)
Portfolio turnover rate 18 .2% 47 .0% 45 .4% 27 .5%
Net assets, end of period (in thousands) $13 $1,325,814 $3,922,679 $787,784
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
COMMUNICATION SERVICES  9.1%
Diversified Telecommunication Services  0.1%
Verizon Communications  249,688 10,297
10,297
Entertainment  1.1%
Netflix (1) 159,255 107,478
Walt Disney  238,346 23,665
131,143
Interactive Media & Services  6.7%
Alphabet, Class A  1,133,526 206,472
Alphabet, Class C  1,592,329 292,065
Meta Platforms, Class A  566,763 285,773
784,310
Media  0.4%
Comcast, Class A  1,217,708 47,685
47,685
Wireless Telecommunication Services  0.8%
T-Mobile U.S.  524,686 92,439
92,439
Total Communication Services 1,065,874
CONSUMER DISCRETIONARY  10.2%
Automobile Components  0.0%
Aptiv  (1) 53,146 3,743
3,743
Automobiles  1.3%
General Motors  120,028 5,576
Rivian Automotive, Class A (1)(2) 358,019 4,805
Tesla (1) 705,366 139,578
149,959
Broadline Retail  4.0%
Amazon.com (1) 2,388,239 461,527
461,527
Hotels, Restaurants & Leisure  2.6%
Airbnb, Class A (1) 129,224 19,594
Booking Holdings  9,931 39,342
Chipotle Mexican Grill (1) 723,750 45,343
Domino's Pizza  31,273 16,147
Hilton Worldwide Holdings  103,911 22,673

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Las Vegas Sands  329,666 14,588
Marriott International, Class A  85,108 20,577
McDonald's  230,150 58,651
Norwegian Cruise Line Holdings (1) 270,521 5,083
Royal Caribbean Cruises (1) 121,040 19,297
Starbucks  76,461 5,953
Wingstop 26,923 11,379
Wynn Resorts  103,813 9,291
Yum! Brands  70,500 9,339
297,257
Household Durables  0.2%
NVR (1) 3,439 26,097
26,097
Specialty Retail  2.0%
AutoZone (1) 5,975 17,710
Bath & Body Works  77,383 3,022
Burlington Stores (1) 43,846 10,523
Home Depot  277,478 95,519
Lowe's  131,350 28,957
O'Reilly Automotive (1) 19,439 20,529
Ross Stores  161,533 23,474
TJX  231,725 25,513
Ulta Beauty (1) 12,654 4,883
230,130
Textiles, Apparel & Luxury Goods  0.1%
NIKE, Class B  137,134 10,336
10,336
Total Consumer Discretionary 1,179,049
CONSUMER STAPLES  5.6%
Beverages  1.6%
Coca-Cola  1,150,696 73,242
Constellation Brands, Class A  73,958 19,028
Keurig Dr Pepper  800,005 26,720
Monster Beverage (1) 160,204 8,002
PepsiCo  362,527 59,792
186,784
Consumer Staples Distribution & Retail  1.8%
Costco Wholesale  109,795 93,325
Dollar General  140,699 18,605
Sysco  73,926 5,277
Target  133,139 19,710

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walmart  1,121,828 75,959
212,876
Food Products  0.3%
Kraft Heinz  151,414 4,879
Mondelez International, Class A  323,630 21,178
Tyson Foods, Class A  65,997 3,771
29,828
Household Products  1.2%
Colgate-Palmolive  381,233 36,995
Kimberly-Clark  41,900 5,790
Procter & Gamble  571,214 94,205
136,990
Personal Care Products  0.2%
Kenvue 1,219,109 22,163
22,163
Tobacco  0.5%
Altria Group  90,351 4,115
Philip Morris International  540,440 54,763
58,878
Total Consumer Staples 647,519
ENERGY  3.7%
Energy Equipment & Services  0.3%
Halliburton  349,951 11,821
Schlumberger  540,550 25,503
37,324
Oil, Gas & Consumable Fuels  3.4%
Chesapeake Energy  44,627 3,668
Chevron  383,461 59,981
ConocoPhillips  499,687 57,154
Devon Energy  165,496 7,845
Diamondback Energy  70,320 14,077
EOG Resources  195,811 24,647
EQT  197,917 7,319
Exxon Mobil  1,175,497 135,323
Hess  32,340 4,771
Kinder Morgan  692,254 13,755
Marathon Petroleum  172,510 29,927
Phillips 66  51,246 7,234
Suncor Energy  133,266 5,078
Targa Resources  114,034 14,685

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Valero Energy  58,072 9,103
394,567
Total Energy 431,891
FINANCIALS  12.9%
Banks  3.2%
Bank of America  1,832,920 72,895
Citigroup  826,556 52,453
East West Bancorp  73,281 5,366
Fifth Third Bancorp  463,283 16,905
Huntington Bancshares  1,242,735 16,379
JPMorgan Chase  683,977 138,341
PNC Financial Services Group  56,825 8,835
Popular  37,006 3,273
Truist Financial  145,833 5,666
Wells Fargo  873,606 51,884
Western Alliance Bancorp  73,707 4,630
376,627
Capital Markets  2.7%
Ares Management, Class A  113,889 15,179
Bank of New York Mellon  292,980 17,547
BlackRock  20,862 16,425
Blackstone  80,544 9,971
Cboe Global Markets  103,936 17,675
Charles Schwab  629,955 46,422
FactSet Research Systems  5,000 2,041
Goldman Sachs Group  80,345 36,342
Intercontinental Exchange  177,652 24,319
KKR  199,659 21,012
LPL Financial Holdings  20,382 5,693
Moody's  45,747 19,256
Morgan Stanley  344,973 33,528
MSCI  7,288 3,511
S&P Global  70,372 31,386
Tradeweb Markets, Class A  127,925 13,560
313,867
Consumer Finance  0.6%
Ally Financial  277,087 10,992
American Express  183,495 42,488
Discover Financial Services  90,921 11,894
65,374

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Financial Services  4.3%
Apollo Global Management  79,244 9,356
Berkshire Hathaway, Class B (1) 335,561 136,506
Corebridge Financial  577,190 16,808
Corpay  (1) 80,920 21,558
Equitable Holdings  232,813 9,513
Fiserv (1) 320,195 47,722
Global Payments  177,225 17,138
Mastercard , Class A  225,809 99,618
Visa, Class A  480,666 126,160
Voya Financial  265,554 18,894
503,273
Insurance  2.1%
Allstate  157,123 25,086
American International Group  451,681 33,533
Axis Capital Holdings  64,770 4,576
Chubb  221,898 56,602
Hartford Financial Services Group  331,100 33,289
Marsh & McLennan  150,306 31,672
MetLife  371,255 26,058
RenaissanceRe Holdings  87,373 19,529
Travelers  53,726 10,925
241,270
Total Financials 1,500,411
HEALTH CARE  12.2%
Biotechnology  1.8%
AbbVie  384,620 65,970
Amgen  165,947 51,850
Biogen (1) 59,072 13,694
Gilead Sciences  132,988 9,124
Moderna  (1) 21,652 2,571
Regeneron Pharmaceuticals (1) 26,179 27,515
Vertex Pharmaceuticals (1) 86,343 40,471
211,195
Health Care Equipment & Supplies  2.4%
Abbott Laboratories  213,872 22,224
Becton Dickinson & Company  131,261 30,677
Boston Scientific (1) 305,536 23,529
Dexcom  (1) 192,497 21,825
Edwards Lifesciences (1) 296,908 27,425
Hologic  (1) 185,385 13,765
IDEXX Laboratories (1) 12,862 6,266

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intuitive Surgical (1) 115,130 51,216
Medtronic  166,123 13,076
Stryker  116,480 39,632
Zimmer Biomet Holdings  229,900 24,951
274,586
Health Care Providers & Services  2.6%
Cardinal Health  76,477 7,519
Cencora 50,733 11,430
Cigna Group  117,261 38,763
Elevance Health  86,979 47,131
HCA Healthcare  12,965 4,165
Humana  27,085 10,120
McKesson  43,848 25,609
Molina Healthcare (1) 41,391 12,306
Tenet Healthcare (1) 123,416 16,418
UnitedHealth Group  250,669 127,656
301,117
Life Sciences Tools & Services  1.3%
Charles River Laboratories International (1) 12,588 2,601
Danaher  202,315 50,548
ICON (1) 34,370 10,774
IQVIA Holdings (1) 11,276 2,384
Mettler -Toledo International (1) 6,891 9,631
Repligen  (1) 74,200 9,354
Thermo Fisher Scientific  128,561 71,094
156,386
Pharmaceuticals  4.1%
AstraZeneca, ADR  323,501 25,230
Bristol-Myers Squibb  236,005 9,801
Elanco Animal Health (1) 690,544 9,965
Eli Lilly  248,558 225,040
Johnson & Johnson  489,267 71,511
Merck  583,377 72,222
Novo Nordisk, ADR  163,342 23,316
Pfizer  386,220 10,806
Sanofi, ADR  91,101 4,420
Viatris 1,198,959 12,745
Zoetis  88,527 15,347
480,403
Total Health Care 1,423,687

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  7.3%
Aerospace & Defense  1.8%
Boeing (1) 194,313 35,367
General Dynamics  20,978 6,086
General Electric  380,791 60,534
Howmet Aerospace  177,720 13,796
Huntington Ingalls Industries  10,632 2,619
L3Harris Technologies  111,140 24,960
Lockheed Martin  12,303 5,747
Northrop Grumman  35,339 15,406
RTX  165,143 16,579
TransDigm Group  22,416 28,639
209,733
Air Freight & Logistics  0.2%
FedEx  74,362 22,297
22,297
Building Products  0.4%
Carrier Global  285,454 18,007
Johnson Controls International  149,546 9,940
Trane Technologies  44,134 14,517
42,464
Commercial Services & Supplies  0.5%
Cintas  21,240 14,873
Copart  (1) 262,717 14,229
Republic Services  24,795 4,819
Veralto 19,486 1,860
Waste Connections  99,151 17,387
Waste Management  38,600 8,235
61,403
Electrical Equipment  0.7%
Emerson Electric  71,001 7,821
GE Vernova  (1) 196,732 33,742
Hubbell  38,189 13,957
Rockwell Automation  87,848 24,183
Vertiv Holdings, Class A  51,400 4,450
84,153
Ground Transportation  1.4%
Canadian National Railway  90,031 10,636
CSX  1,007,424 33,698
JB Hunt Transport Services  36,476 5,836
Norfolk Southern  87,857 18,862

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Old Dominion Freight Line  203,658 35,966
Saia (1) 25,154 11,930
Uber Technologies (1) 696,087 50,592
167,520
Industrial Conglomerates  0.7%
Honeywell International  208,928 44,614
Roper Technologies  54,121 30,506
75,120
Machinery  1.2%
Caterpillar  42,864 14,278
Cummins  111,659 30,922
Deere  63,544 23,742
Dover  63,649 11,485
Esab 50,129 4,734
IDEX  46,250 9,306
Ingersoll Rand  166,406 15,116
Stanley Black & Decker  375,286 29,982
Xylem  8,400 1,139
140,704
Passenger Airlines  0.1%
Southwest Airlines  216,430 6,192
United Airlines Holdings (1) 103,757 5,049
11,241
Professional Services  0.3%
Broadridge Financial Solutions  35,184 6,931
Equifax  39,664 9,617
Verisk Analytics  54,863 14,788
31,336
Trading Companies & Distributors  0.0%
SiteOne Landscape Supply (1) 30,080 3,652
3,652
Total Industrials & Business Services 849,623
INFORMATION TECHNOLOGY  32.7%
Communications Equipment  0.4%
Arista Networks (1) 42,628 14,940
Cisco Systems  726,859 34,533
49,473
Electronic Equipment, Instruments & Components  1.0%
Amphenol, Class A  533,154 35,919
Keysight Technologies (1) 134,578 18,403

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TE Connectivity  175,154 26,348
Teledyne Technologies (1) 38,519 14,945
Zebra Technologies, Class A (1) 52,257 16,144
111,759
IT Services  0.9%
Accenture, Class A  235,759 71,531
Gartner (1) 7,400 3,323
International Business Machines  120,554 20,850
Shopify, Class A (1) 108,596 7,173
102,877
Semiconductors & Semiconductor Equipment  12.0%
Advanced Micro Devices (1) 170,945 27,729
Analog Devices  81,319 18,562
Applied Materials  53,123 12,537
Broadcom  105,926 170,067
Entegris 139,141 18,840
First Solar (1) 14,381 3,242
KLA  67,650 55,778
Lam Research  67,777 72,172
Lattice Semiconductor (1) 71,335 4,137
Microchip Technology  118,173 10,813
Micron Technology  358,598 47,167
Monolithic Power Systems  18,748 15,405
NVIDIA  6,637,885 820,044
QUALCOMM  399,052 79,483
Teradyne  91,860 13,622
Texas Instruments  121,042 23,546
1,393,144
Software  11.4%
Adobe (1) 131,151 72,860
Autodesk (1) 89,838 22,230
Cadence Design Systems (1) 88,910 27,362
Crowdstrike Holdings, Class A (1) 36,600 14,025
Descartes Systems Group (1) 64,852 6,280
Dynatrace  (1) 165,133 7,388
Fair Isaac (1) 10,076 15,000
Fortinet (1) 595,805 35,909
Gen Digital  935,271 23,363
Intuit  62,510 41,082
Microsoft  1,915,449 856,110
Oracle  321,058 45,333
Palo Alto Networks (1) 34,461 11,683

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Salesforce  362,619 93,229
ServiceNow  (1) 9,807 7,715
Synopsys (1) 72,228 42,980
Workday, Class A (1) 21,433 4,792
1,327,341
Technology Hardware, Storage & Peripherals  7.0%
Apple  3,765,918 793,178
Pure Storage, Class A (1) 116,524 7,482
Western Digital (1) 159,867 12,113
812,773
Total Information Technology 3,797,367
MATERIALS  1.8%
Chemicals  1.0%
CF Industries Holdings  160,351 11,885
Linde  177,773 78,009
Mosaic  275,047 7,949
RPM International  21,948 2,363
Sherwin-Williams  70,555 21,056
121,262
Construction Materials  0.1%
Vulcan Materials  57,659 14,339
14,339
Containers & Packaging  0.2%
Ball  212,842 12,775
Packaging Corp. of America  62,607 11,429
24,204
Metals & Mining  0.4%
Agnico Eagle Mines  113,849 7,446
Franco-Nevada  44,672 5,294
Freeport-McMoRan  463,799 22,541
Steel Dynamics  120,948 15,663
50,944
Paper & Forest Products  0.1%
West Fraser Timber (2) 145,673 11,198
11,198
Total Materials 221,947
REAL ESTATE  1.8%
Health Care Real Estate Investment Trusts  0.2%
Welltower , REIT  186,269 19,419
19,419

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.4%
Prologis, REIT  267,084 29,996
Rexford Industrial Realty, REIT  369,120 16,459
46,455
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 57,603 5,133
CoStar Group (1) 70,061 5,194
10,327
Residential Real Estate Investment Trusts  0.3%
American Homes 4 Rent, Class A, REIT  138,541 5,148
AvalonBay Communities, REIT  45,293 9,371
Camden Property Trust, REIT  20,181 2,202
Essex Property Trust, REIT  51,665 14,063
Sun Communities, REIT  64,355 7,744
38,528
Retail Real Estate Investment Trusts  0.1%
Kimco Realty, REIT  260,072 5,061
Regency Centers, REIT  70,852 4,407
Simon Property Group, REIT  34,360 5,216
14,684
Specialized Real Estate Investment Trusts  0.7%
American Tower, REIT  148,259 28,819
CubeSmart , REIT  109,107 4,928
Equinix , REIT  34,950 26,443
Extra Space Storage, REIT  15,045 2,338
Public Storage, REIT  47,459 13,652
Weyerhaeuser, REIT  98,312 2,791
78,971
Total Real Estate 208,384
UTILITIES  2.2%
Electric Utilities  1.4%
Constellation Energy  101,567 20,341
Exelon  119,400 4,132
FirstEnergy  289,337 11,073
NextEra Energy  758,906 53,738
PG&E  1,991,111 34,765
PPL  86,499 2,392
Southern  298,808 23,178
Xcel Energy  342,575 18,297
167,916

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gas Utilities  0.1%
Atmos Energy  87,832 10,246
10,246
Independent Power & Renewable Electricity
Producers  0.1%
Vistra 93,963 8,079
8,079
Multi-Utilities  0.6%
Ameren  288,610 20,523
CenterPoint Energy  550,105 17,042
Dominion Energy  351,875 17,242
NiSource  456,920 13,164
67,971
Total Utilities 254,212
Total Common Stocks (Cost $8,188,543) 11,579,964
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Treasury Reserve Fund, 5.37% (3)(4) 4,814,156 4,814
4,814
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 5.301%, 9/19/24 (5) 2,100,000 2,076
U.S. Treasury Bills, 5.313%, 8/6/24 (5) 40,000 40
2,116
Total Short-Term Investments (Cost $6,930) 6,930

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.38% (3)(4) 2,677,918 2,678
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 2,678
Total Securities Lending Collateral (Cost $2,678) 2,678
Total Investments in Securities
99.5% of Net Assets
(Cost $8,198,151) $ 11,589,572
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2024.
(3) Seven-day yield
(4) Affiliated Companies
(5) At June 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 178 S&P 500 E-Mini Index contracts 9/24 49,141 $ (26)
Net payments (receipts) of variation margin to date (132)
Variation margin receivable (payable) on open futures contracts $ (158)

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.37% — — 1,079
Totals $ —# $ — $ 1,079+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 2 0,562  ¤¤¤  ¤¤¤ $ 2,678
T. Rowe Price Treasury
Reserve Fund, 5.37% 51 ,266  ¤¤¤  ¤¤¤ 4,814
Total $ 7,492^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,079 of dividend income and $0 of interest income.
¤¤¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,492.

T. ROWE PRICE U.S. Equity Research Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $8,198,151) $ 11,589,572
Receivable for shares sold 52,487
Receivable for investment securities sold 27,939
Dividends receivable 5,450
Cash 52
Foreign currency (cost $47) 47
Other assets 778
Total assets 11,676,325
Liabilities
Payable for investment securities purchased 21,077
Payable for shares redeemed 6,087
Investment management fees payable 3,046
Obligation to return securities lending collateral 2,678
Due to affiliates 163
Variation margin payable on futures contracts 158
Payable to directors 9
Other liabilities 517
Total liabilities 33,735
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 11,642,590

T. ROWE PRICE U.S. Equity Research Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 3,681,870
Paid-in capital applicable to 213,595,609 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 7,960,720
NET ASSETS $ 11,642,590
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $5,788,162; Shares outstanding:
106,247,706) $ 54.48
Advisor Class
(Net assets: $61,674; Shares outstanding: 1,135,844) $ 54.30
R Class
(Net assets: $131,489; Shares outstanding: 2,452,370) $ 53.62
I Class
(Net assets: $5,661,252; Shares outstanding:
103,759,455) $ 54.56
Z Class
(Net assets: $13; Shares outstanding: 234) $ 54.50

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $100) $ 64,814
Securities lending 214
    Interest 80
Other 1
Total income 65,109
Expenses
Investment management 17,800
Shareholder servicing
Investor Class $ 2,884
Advisor Class 69
R Class 221
I Class 196 3,370
Rule 12b-1 fees
Advisor Class 70
R Class 314 384
Prospectus and shareholder reports
Investor Class 45
Advisor Class 1
R Class 1
I Class 43 90
Custody and accounting 204
Registration 149
Directors 18
Legal and audit 15
Miscellaneous 27
Waived / paid by Price Associates (757)
Total expenses 21,300
Net investment income 43,809

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 724,634
Futures 5,046
Foreign currency transactions (4)
Net realized gain 729,676
Change in net unrealized gain / loss
Securities 950,473
Futures (1,091)
Change in net unrealized gain / loss 949,382
Net realized and unrealized gain / loss 1,679,058
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,722,867

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 43,809 $ 132,352
Net realized gain 729,676 1,729,483
Change in net unrealized gain / loss 949,382 1,116,694
Increase in net assets from operations 1,722,867 2,978,529
Distributions to shareholders
Net earnings
Investor Class – (49,998)
Advisor Class – (422)
R Class – (854)
I Class – (58,838)
Z Class – (19,969)
Decrease in net assets from distributions – (130,081)
Capital share transactions
*
Shares sold
Investor Class 1,234,835 1,296,096
Advisor Class 10,333 8,460
R Class 10,548 32,617
I Class 790,979 812,226
Z Class 6,727 227,112
Distributions reinvested
Investor Class – 49,428
Advisor Class – 420
R Class – 852
I Class – 58,228
Z Class – 19,969
Shares redeemed
Investor Class (627,936) (1,000,087)
Advisor Class (5,532) (7,872)
R Class (16,042) (21,746)
I Class (780,245) (1,291,138)
Z Class (1,403,050) (3,691,610)
Decrease in net assets from capital share
transactions (779,383) (3,507,045)

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase (decrease) during period 943,484 (658,597)
Beginning of period 10,699,106 11,357,703
End of period $ 11,642,590 $ 10,699,106
*Share information (000s)
Shares sold
Investor Class 24,613 30,206
Advisor Class 206 204
R Class 212 791
I Class 15,634 19,282
Z Class 139 5,846
Distributions reinvested
Investor Class – 1,077
Advisor Class – 9
R Class – 19
I Class – 1,267
Z Class – 436
Shares redeemed
Investor Class (12,426) (24,178)
Advisor Class (109) (192)
R Class (318) (534)
I Class (15,562) (31,518)
Z Class (28,687) (86,190)
Decrease in shares outstanding (16,298) (83,475)

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company. The fund seeks to provide long-
term capital growth by investing primarily in U.S. common stocks. The fund has five classes of shares: the U.S. Equity Research Fund (Investor Class), the U.S. Equity Research Fund–Advisor Class (Advisor Class), the U.S. Equity
Research Fund–R Class (R Class), the U.S. Equity Research Fund–I Class
(I Class) and the U.S. Equity Research Fund–Z Class (Z Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE U.S. Equity Research Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on

T. ROWE PRICE U.S. Equity Research Fund

in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2024, the fund realized $546,792,000 of net gain on
$1,316,921,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE U.S. Equity Research Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE U.S. Equity Research Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE U.S. Equity Research Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,579,964 $ — $ — $ 11,579,964
Short-Term Investments 4,814 2,116 — 6,930
Securities Lending Collateral 2,678 — — 2,678
Total $ 11,587,456 $ 2,116 $ — $ 11,589,572
Liabilities
Futures Contracts* $ 26 $ — $ — $ 26
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 26
Total $ 26
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 5,046
Total $ 5,046

T. ROWE PRICE U.S. Equity Research Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, securities valued at $1,530,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date,
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ (1,091)
Total $ (1,091)

T. ROWE PRICE U.S. Equity Research Fund

underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation

T. ROWE PRICE U.S. Equity Research Fund

to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2024, the value of loaned securities was $2,474,000; the value of cash collateral and related investments was $2,678,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,588,440,000 and
$1,999,997,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$338,131,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $8,343,085,000. Net unrealized gain aggregated $3,246,460,000 at period-end, of which $3,528,620,000 related to appreciated investments and $282,160,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable

T. ROWE PRICE U.S. Equity Research Fund

foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.04%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.33% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the six months ended June 30, 2024.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would

T. ROWE PRICE U.S. Equity Research Fund

otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $2,000 remain subject to repayment by the fund

T. ROWE PRICE U.S. Equity Research Fund

at June 30, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $58,000 for Price Associates; $737,000 for T. Rowe Price
Services, Inc.; and $12,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.68% 0.93% 1.18% 0.04% 0.00%
Expense
limitation date 04/30/26 04/30/26 04/30/26 04/30/26 N/A
(Waived)/
repaid during
the period
($000s) $— $— $(2) $— $(755)

T. ROWE PRICE U.S. Equity Research Fund

shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2024, the fund was charged $44,000 for shareholder servicing costs related to the college savings plans, of which $23,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2024, approximately 3% of the outstanding shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 234 shares of the Z Class, representing 100% of the
Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.

T. ROWE PRICE U.S. Equity Research Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE U.S. Equity Research Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE U.S. Equity Research Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Equity Research Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale. In addition, the fund has a permanent arrangement that limits the overall management fee rate paid by the fund.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Equity Research Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group)
and first quintile (Advisor Class Expense Group and Expense Universe), and the
fund’s total expenses ranked in the second quintile (Investor Class Expense Group)
and first quintile (Advisor Class Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Equity Research Fund

more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F108-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Equity Research Fund
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024